Expense Example, No Redemption - Prospectus #2 - Calvert Small-Cap Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	640	883	1,145	1,892	197	609	1,047	2,070	96	300	520	1,155	87	271	471	1,049